UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 9/30

Item 1.  Schedule of Investments.

EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2008
	Shares	Market Value
COMMON STOCKS - 106.38%
Auto Manufacturers - 4.24%
Ashok Leyland, Ltd.	6,000	$ 3,392
Bajaj Auto, Ltd.	50	633
Mahindra & Mahindra, Ltd.	220	2,387
Maruti Suzuki India, Ltd.	200	2,939
		9,351
Auto Parts & Equipment - 1.47%
Amtek Auto, Ltd.	920	3,246

Banks - 13.08%
Axis Bank, Ltd.*	400	6,134
Central Bank Of India	2,800	2,921
Corp Bank	1,020	5,923
Dena Bank	2,800	2,456
ICICI Bank, Ltd.	1,000	11,403
		28,837
Beverages - 4.54%
Champagne Indage, Ltd.	520	3,983
Empee Distilleries, Ltd.	1,000	1,788
Radico Khaitan, Ltd.	470	617
United Breweries, Ltd.*	333	922
United Spirits, Ltd.	100	2,695
		10,005
Building Materials - 1.42%
Grasim Industries, Ltd.	30	1,078
Gujarat Sidhee Cement, Ltd.*	2,800	894
JK Cement, Ltd.	520	1,157
		3,129
Consumer Goods - 4.27%
ITC, Ltd.	700	2,803
Jyothy Laboratories, Ltd.	300	1,994
Nilkamal, Ltd.	1,600	4,615
		9,412
Copper Manufacturing - 3.89%
Sterlite Industries India, Ltd.	940	8,581

Diversified Financial Services - 3.41%
Dewan Housing Finance Corp., Ltd.	400	734
Housing Development Finance Corp.	100	4,565
Shriram Transport Finance Co., Ltd.	340	2,222
		7,521
Electric - 1.62%
CESC Ltd	180	1,055
Reliance Infrastructure Ltd	150	2,524
		3,579

EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008
	Shares	Market Value

Electrical Components & Equipment - 0.15%
KEI Industries, Ltd.	600	$ 324

Electrical Engineering - 1.97%
ICSA India, Ltd.	900	4,346

Engineering - 3.15%
Alstom Projects India, Ltd.*	110	853
Bharat Heavy Electricals, Ltd.	180	6,099
		6,952
Engineering & Construction - 11.65%
IVRCL Infrastructures & Projects ,Ltd.	1,220	6,068
Jaiprakash Associates ,Ltd.	3,400	8,047
Larsen & Toubro, Ltd.	140	7,293
Punj Lloyd, Ltd.	700	4,278
		25,686
Financial Services - 3.86%
Reliance Capital, Ltd.	350	8,522

Forest Products & Paper - 1.60%
West Coast Paper Mills, Ltd.	3,400	3,536

Hand/Machine Tools - 0.94%
Ador Fontech, Ltd.	1,000	2,072

Holding Company - 0.59%
Motilal Oswal Financial Services, Ltd.	600	1,295

Home Builders - 1.09%
Peninsula Land, Ltd.*	2,400	2,394

IT Consulting & Software- 4.58%
Infosys Technologies, Ltd.	50	1,488
Prithvi Information Solutions, Ltd.	2,290	3,837
Satyam Computer Services, Ltd.	500	3,171
Subex, Ltd.*	260	475
Tata Consultancy Services, Ltd.	80	1,134
		10,105
Investment Companies - 0.22%
Bajaj Holdings and Investments, Ltd.*	50	481

Jewelry Manufacture - 1.72%
Rajesh Exports, Ltd.	6,290	3,790

Lodging - 2.19%
Asian Hotels, Ltd.	320	2,669
Hotel Leela Venture, Ltd.	1,800	1,098
Indian Hotels Co., Ltd.	750	1,073
		4,840

EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008
	Shares	Market Value
Machinery-Diversified - 1.13%
Kirloskar Oil Engines	1,500	$ 2,483

Manufacturing - 0.05%
Lloyd Electric & Engineering	100	117

Manufacturing -Irrigation 4.27%
Jain Irrigation Systems, Ltd.*	1,100	9,408

Media - 1.07%
Balaji Telefilms, Ltd.	600	1,821
Creative Eye, Ltd.*	3,000	530
		2,351
Metal Fabricate/Hardware - 0.66%
Jindal Saw, Ltd.	120	1,459

Mining - 1.49%
Hindustan Zinc, Ltd.	360	3,298

Miscellaneous Manufacturers - 2.42%
Everest Kanto Cylinder, Ltd.*	930	5,345

Oil & Gas - 5.99%
Hindustan Petroleum Corp., Ltd.	350	1,805
Reliance Industries, Ltd.	275	11,414
		13,219
Pharmaceuticals - 3.70%
Ajanta Pharma, Ltd.	1,000	1,473
Alembic, Ltd.	1,000	845
Glenmark Pharmaceuticals, Ltd.*	400	4,164
Ranbaxy Laboratories, Ltd.	320	1,684
		8,166
Real Estate - 2.97%
DLF, Ltd.	140	1,051
Housing Development & Infrastructure, Ltd.	1,093	3,961
Puravankara Projects, Ltd.	225	789
Ritesh Properties & Industries, Ltd.*	600	757
		6,558

EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008
	Shares	Market Value
Textiles - 7.05%
Bombay Rayon Fashions, Ltd.	2,300	$ 14,733
Vardhman Textiles, Ltd.*	560	826
		15,559
Transportation- 3.93%
Great Eastern Shipping Co.	1,340	8,659

TOTAL COMMON STOCKS (Cost $365,600)		234,626

TOTAL INVESTMENTS (Cost $365,600)- 106.38% (a)		234,626
Liabilities less other assets - (6.38)%		(14,074)
NET ASSETS- 100.00%		$ 220,552
__________
* Non-Income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation		$ 918
Unrealized depreciation		(131,892)
Net unrealized depreciation		$ (130,974)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of each fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing each fund's assets carried at fair value:

Valuation Inputs	Investment Securties ($)	Other Financial Instrument ($)*
Level 1 - Quoted Prices	234,626	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	234,626	-

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/28/08

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

11/28/08